Finance income and finance expenses (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance income and finance expenses
Debt securities - at amortised cost		$ 1,976	$ 2,536	$ 222
Debt securities - at FVOCI		69	68	13
Loans receivable		70	1,403	1,404
Tax refund		48
Bank deposits		181	10
Total interest income arising from financial assets		2,344	4,017	1,639
Equity securities at FVTPL		1,371	1,231	229
Finance income - other		1,371	1,231	229
Mandatorily measured at FVTPL - held for trading		(1,698)	(115)
Interest expense		(76)	(61)	(116)
Bank charges		(353)	(347)	(585)
Transaction cost		(116)		(104)
Unwinding of discount on the put option liability		(129)	(129)	(366)
Net foreign exchange loss		(5,186)	(3,395)	(1,020)
Finance expenses	$ (3,926)	$ (7,558)	$ (4,047)	$ (2,191)